Contract liabilities - Disclosure of development of contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
BALANCE AS AT JANUARY 1	€ 3,010	€ 5,697
Revenue recognition	(3,320)	(462)
Redemption	0	(4,777)
Addition	720	2,500
Exchange rate differences	21	53
BALANCE AS AT CLOSING DATE	432	3,010
Less non-current portion	0	0
CURRENT PORTION	€ 432	€ 3,010